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                    SUPPLEMENT DATED SEPTEMBER 30, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective November 2, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed below.

-------------------------------------------------------------------------------------------------------------------------
                       Current Name                                                   New Name
-------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Legg Mason    Genworth Variable Insurance Trust -- Genworth Legg Mason
Partners Aggressive Growth Fund                             ClearBridge Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Western       Genworth Variable Insurance Trust -- Genworth Legg Mason
Asset Management Core Plus Fixed Income Fund                Western Asset Management Core Plus Bond Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason     Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Aggressive Growth Portfolio -- Class II   ClearBridge Variable Aggressive Growth Portfolio -- Class II
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason     Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Capital and Income Portfolio -- Class II  ClearBridge Variable Equity Income Builder
                                                            Portfolio -- Class II
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason     Legg Mason Partners Variable Equity Trust - Legg Mason
Partners Variable Fundamental Value Portfolio -- Class I    ClearBridge Variable Fundamental Value Portfolio -- Class I
-------------------------------------------------------------------------------------------------------------------------

The prospectus is revised accordingly.

19779NY SUPPB 09/30/09